License and Development Agreements (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
License and Development Agreements (Details) [Line Items]
Regulatory approval milestones	$ 30.0
Very low double digit percentage [Member]
License and Development Agreements (Details) [Line Items]
Annual sales	30.0
Minimum [Member] | High level single digit percentage [Member]
License and Development Agreements (Details) [Line Items]
Annual sales	0.0
Maximum [Member] | High single digit percentage [Member]
License and Development Agreements (Details) [Line Items]
Annual sales	30.0
Novartis [Member]
License and Development Agreements (Details) [Line Items]
Milestone payments	15.0
Novartis [Member] | Slightly lower mid-level double digit percentage [Member]
License and Development Agreements (Details) [Line Items]
Annual sales	750.0
Novartis [Member] | Minimum [Member] | High single digit percentage [Member]
License and Development Agreements (Details) [Line Items]
Annual sales	0.0
Novartis [Member] | Minimum [Member] | Very low double digit percentage [Member]
License and Development Agreements (Details) [Line Items]
Annual sales	250.0
Novartis [Member] | Minimum [Member] | Slightly higher double digit percentage [Member]
License and Development Agreements (Details) [Line Items]
Annual sales	500.0
Novartis [Member] | Maximum [Member] | High single digit percentage [Member]
License and Development Agreements (Details) [Line Items]
Annual sales	250.0
Novartis [Member] | Maximum [Member] | Very low double digit percentage [Member]
License and Development Agreements (Details) [Line Items]
Annual sales	500.0
Novartis [Member] | Maximum [Member] | Slightly higher double digit percentage [Member]
License and Development Agreements (Details) [Line Items]
Annual sales	750.0
Eisai [Member]
License and Development Agreements (Details) [Line Items]
Milestone payments	94.0
Eisai [Member] | Slightly higher low-level double digit percentage [Member]
License and Development Agreements (Details) [Line Items]
Annual sales	500.0
Eisai [Member] | Minimum [Member] | Very low double digit percentage [Member]
License and Development Agreements (Details) [Line Items]
Annual sales	250.0
Eisai [Member] | Minimum [Member] | Mid-level single digit percentage [Member]
License and Development Agreements (Details) [Line Items]
Annual sales	0.0
Eisai [Member] | Minimum [Member] | Slightly higher single digit percentage [Member]
License and Development Agreements (Details) [Line Items]
Annual sales	100.0
Eisai [Member] | Maximum [Member] | Very low double digit percentage [Member]
License and Development Agreements (Details) [Line Items]
Annual sales	500.0
Eisai [Member] | Maximum [Member] | Mid-level single digit percentage [Member]
License and Development Agreements (Details) [Line Items]
Annual sales	100.0
Eisai [Member] | Maximum [Member] | Slightly higher single digit percentage [Member]
License and Development Agreements (Details) [Line Items]
Annual sales	250.0
R-Pharm [Member]
License and Development Agreements (Details) [Line Items]
Milestone payments	$ 12.5